MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2013
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS
NOTE 2 - MANAGEMENT'S PLANS

The Company currently has a cash position of approximately $2,000,000.  Based upon the current cash position and expenditures of approximately $270,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through September 2014.  In June 2013, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $19,343,840.  The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement that may be terminated by the Company at any time, without cost or penalty.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock.   Additional funding may also be provided by the exercise of 1,441,000 outstanding options and warrants expiring during 2014 at an exercise price of $0.34 and $0.72, which may raise additional capital up to approximately $873,000.  With additional capital raised, the Company expects to achieve a level of revenues attractive enough to fulfill its development activities and achieve a level of revenue adequate to support the Company's business model.  Also, historically the Company has successfully raised sufficient cash to fund its operations.  The Company continues to develop and test its next generation Electro-Optic and third-order material platform to support and cultivate potential customers, strategic partners and develop photonic devices.  Management believes the Company's initial revenue stream will be in prototype devices, application and non-recurring engineering charges, and material charges for specialty non-linear application prior to moving into full commercialization and production.